HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.4 Schedule 3

Client Name:
Client Project Name:	HOMES 2025-NQM2
Start - End Dates:	3/14/2022 - 2/3/2025
Deal Loan Count:	159

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	8
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	6
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	4
Credit	LTV/CLTV	CRDLTV3032	CLTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	4
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	FEMA	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	2
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP179	Condition of Subject Below Average	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3492	TRID - Waiver of TRID waiting period in file	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	2
Compliance	State Consumer Protection	CMPSTCP1151	SC Home Loans -Broker 'Amounts Earned' Disclosure not in file	1
Total				41

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